Consolidated balance sheets (Parenthetical) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts receivable, allowance	€ 231	€ 152
Class A Common Stock
Class common stock, par value	€ 0.06	€ 0.06
Class common stock, shared authorized	700,000,000	700,000,000
Class common stock, shares issued	30,916,474	30,026,635
Entity Common Stock, Shares Outstanding	30,916,474	30,026,635
Class B Common Stock
Class common stock, par value	€ 0.60	€ 0.60
Class common stock, shared authorized	320,000,000	320,000,000
Class common stock, shares issued	319,799,968	209,008,088
Entity Common Stock, Shares Outstanding	319,799,968.000	209,008,088